Intangible Assets	12 Months Ended
Mar. 31, 2012
Intangible Assets

10. Intangible Assets

	(In millions)
	Gross carrying amount		Accumulated amortization		Net carrying amount
As of March 31, 2011:
Computer software	Rs.	4,178	Rs.	2,081	Rs.	2,097
Customer relationships		2,651		1,915		736
License		3		3		—
	Rs.	6,832	Rs.	3,999	Rs.	2,833
As of March 31, 2012:
Computer software	Rs.	6,524	Rs.	3,588	Rs.	2,936
Customer relationships		3,997		2,596		1,401
Brand “Neotel”		1,614		—		1,614
License		69		6		63
Favorable Lease		60		27		33

	Rs.	12,264	Rs.	6,217	Rs.	6,047

	US$	241	US$	122	US$	119

Computer software includes software under development of Rs. 592 million and Rs. 498 million (US$ 10 million) as of March 31, 2011 and 2012 respectively.

Amortization expenses during fiscals 2010, 2011 and 2012 was Rs. 1,075 million, Rs. 1,072 million and Rs. 1,548 million (US$ 30 million) respectively. The aggregate amortization expense for intangible assets is estimated to be:

Year ending March 31,	(In millions)
2013	Rs.	1,701	US$	33
2014		831		16
2015		512		10
2016		180		4
2017		169		3
Thereafter		542		11